FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-3578


                       Aquila Three Peaks High Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: September 30, 2006





Item 1. Schedule of Investments.


------------------------------------------------------------------------------
                       AQUILA THREE PEAKS HIGH INCOME FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2006
                                   (unaudited)
------------------------------------------------------------------------------


      Principal
        Amount        Corporate Bonds (94.7%)                                                          Value   (a)
----------------------------------------------------------------------------------       ----------------------

                       Advertising Sales (0.4%)
                      ------------------------------------------------------------
                      Lamar Media Corp.
       $ 20,000       7.250%, 01/01/13                                                                  30,188
                                                                                         ----------------------

                       Advertising Services (1.1%)
                      ------------------------------------------------------------
                      RH Donnelley, Inc.
        50,000        10.875%, 12/15/12, (144A)                                                         77,000
                                                                                         ----------------------

                       Aerospace/Defense-Equipment (0.6%)
                      ------------------------------------------------------------
                      Orbital Sciences Corp.
        40,000        9.000%, 07/15/11                                                                  42,450
                                                                                         ----------------------

                       Agricultural Chemicals (2.4%)
                      ------------------------------------------------------------
                      Freeport-McMoRan Resource Partners LP
       160,000        7.000%, 02/15/08                                                                 161,200
                                                                                         ----------------------

                       Building Products-Cement/Aggregate (0.8%)
                      ------------------------------------------------------------
                      US Concrete, Inc.
        25,000        8.375%, 04/01/14                                                                  24,031
        30,000        8.375%, 04/01/14, (144A)                                                          28,837

                                                                                         ----------------------
                                                                                                        52,868
                                                                                         ----------------------
                       Building-Heavy Construction (0.4%)
                      ------------------------------------------------------------
                      Ahern Rentals, Inc.
        50,000        9.250%, 08/15/13                                                                  25,625
                                                                                         ----------------------

                       Building-Residential/Commercial (0.9%)
                      ------------------------------------------------------------
                      D.R. Horton, Inc.
        10,000        8.000%, 02/01/09                                                                  10,465

                      K Hovnanian Enterprises, Inc.
        25,000        6.000%, 01/15/10                                                                  51,219

                                                                                         ----------------------
                                                                                                        61,684
                                                                                         ----------------------

                       Cable Television (6.4%)
                      ------------------------------------------------------------
                      CSC Holdings, Inc.
       150,000        7.250%, 07/15/08                                                                 151,500

                      DIRECTV TV Holdings LLC and DIRECTV Financing Company. Inc.
        55,000        8.375%, 03/15/13                                                                  56,994

                      EchoStar DBS Corp.
       175,000        5.750%, 10/01/08                                                                 173,469

                      Mediacom Broadband LLC
        45,000        8.500%, 10/15/15, (144A)                                                          49,625

                                                                                         ----------------------
                                                                                                       431,588
                                                                                         ----------------------
                       Casino Hotels (7.2%)
                      ------------------------------------------------------------
                      Las Vegas Sands Corp.
        15,000        6.375%, 02/15/15                                                                  46,937

                      Mandalay Resort Group
        45,000        7.625%, 07/15/13                                                                  24,687

                      Hard Rock Hotel, Inc.
        60,000        8.875%, 06/01/13                                                                  75,688

                      MGM Mirage, Inc.
       200,000        6.000%, 10/01/09                                                                 197,500

                      Caesars Entertainment
        65,000        9.375%, 02/15/07                                                                  65,650

                      Station Casinos
        15,000        6.875%, 03/01/16                                                                  14,062

                      Wynn Las Vegas, LLC
        30,000        6.625%, 12/01/14                                                                  58,200

                                                                                         ----------------------
                                                                                                       482,724
                                                                                         ----------------------
                       Casino Services (1.2%)
                      ------------------------------------------------------------
                      Herbst Gaming, Inc.
        25,000        8.125%, 06/01/12                                                                 25,531

                      Virgin River Casino Corp., RBG, LLC and BEB, Inc.
        55,000        9.000%, 01/15/12, (Floating Rate Note)                                           55,825

                                                                                         ----------------------
                                                                                                        81,356
                                                                                         ----------------------
                       Cellular Telecommunications (3.5%)
                      ------------------------------------------------------------
                      Centennial Communications Corp.
        30,000        10.125%, 06/15/13                                                                 58,437
       125,000        8.125%, 02/01/14                                                                  14,775

                      Horizon PCS, Inc.
        55,000        11.375%, 07/15/12                                                                 33,675

                      Nextel Partners, Inc.
        40,000        8.125%, 07/01/11                                                                  47,250

                      Rogers Cable, Inc.
        45,000        8.454%, 12/15/10, (Floating Rate Note)                                            45,788

                      Ubiquitel Operating Co.
        75,000        9.875%, 03/01/11                                                                  32,550

                                                                                         ----------------------
                                                                                                       232,475
                                                                                         ----------------------

                       Chemicals - Diversified (3.1%)
                      ------------------------------------------------------------
                      Lyondell Chemical Co.
       125,000        9.500%, 12/15/08                                                                 128,594
        75,000        10.500%, 06/01/13                                                                 82,500

                                                                                         ----------------------
                                                                                                       211,094
                                                                                         ----------------------
                       Chemicals-Plastics (0.5%)
                      ------------------------------------------------------------
                       PolyOne Corp.
        50,000        10.625%, 05/15/10                                                                 32,250
                                                                                         ----------------------

                       Chemicals-Specialty (1.7%)
                      ------------------------------------------------------------
                      Newmarket Corp.
        50,000        8.875%, 05/01/10                                                                  67,600

                      OM Group, Inc.
        15,000        9.250%, 12/15/11                                                                  31,200

                      Rhodia SA
        55,000        10.250%, 06/01/10                                                                 16,800

                                                                                         ----------------------
                                                                                                       115,600
                                                                                         ----------------------
                                   Coal (1.0%)
                      ------------------------------------------------------------
                      Alpha Natural Resources, LLC
        50,000        10.000%, 06/01/12                                                                 16,125

                      Consol Energy, Inc.
        30,000        7.875%, 03/01/12                                                                  25,750

                      Massey Energy Co.
        25,000        6.625%, 11/15/10                                                                  24,375

                                                                                         ----------------------
                                                                                                        66,250
                                                                                         ----------------------

                       Computers-Memory Devices (0.3%)
                      ------------------------------------------------------------
                      Seagate Technology HDD Holdings
        70,000        6.800%, 10/01/16                                                                  19,900
                                                                                         ----------------------

                       Consumer Products- Misc. (0.2%)
                      ------------------------------------------------------------
                      American Greetings Corp.
        15,000        7.375%, 06/01/16                                                                  15,225
                                                                                         ----------------------

                       Containers-Metal/Glass (3.0%)
                      ------------------------------------------------------------
                      Ball Corp.
       100,000        6.875%, 12/15/12                                                                 100,750
        45,000        6.625%, 03/15/18                                                                  29,475

                                   BWAY Corp.
        15,000        10.000%, 10/15/10                                                                 15,750

                      Owens-Brockway Glass Container, Inc.
        55,000        8.875%, 02/15/09                                                                  56,513

                                                                                         ----------------------
                                                                                                       202,488
                                                                                         ----------------------

                       Containers-Paper/Plastic (0.3%)
                      ------------------------------------------------------------
                      AEP Industries, Inc.
        15,000        7.875%, 03/15/13                                                                  20,000
                                                                                         ----------------------

                       Dialysis Centers (0.4%)
                      ------------------------------------------------------------
                      Davita, Inc.
        25,000        7.250%, 03/15/15                                                                  29,475
                                                                                         ----------------------

                       Diversified Manufacturing Operations (0.6%)
                      ------------------------------------------------------------
                      Jacuzzi Brands, Inc.
        40,000        9.625%, 07/01/10                                                                  42,400
                                                                                         ----------------------

                       Diversified Minerals (0.7%)
                      ------------------------------------------------------------
                      FMG Finance Pty. Ltd.
        35,000        10.000%, 09/01/13, (144A)                                                         47,500
                                                                                         ----------------------

                       Diversified Operations (0.4%)
                      ------------------------------------------------------------
                      The Kansas City Southern Railway Co.
        25,000        7.500%, 06/15/09                                                                  25,000
                                                                                         ----------------------

                       Electric-Integrated (2.5%)
                      ------------------------------------------------------------
                      Mission Energy Holding
       150,000        13.500%, 07/15/08                                                                167,438
                                                                                         ----------------------

                       Electronic International-LTP (0.4%)
                      ------------------------------------------------------------
                      Flextronics International Ltd.
        30,000        6.500%, 05/15/13                                                                  29,700
                                                                                         ----------------------

                       Electronic Components-Semiconductors (1.5%)
                      ------------------------------------------------------------
                      Advanced Micro Devices, Inc.
        60,000        7.750%, 11/01/12                                                                  50,750

                      Avago Technologies Finance
        25,000        10.125%, 12/01/13, (144A)                                                         26,500

                      Freescale Semiconductor
        30,000        6.875%, 07/15/11                                                                  26,312

                                                                                         ----------------------
                                                                                                       103,562
                                                                                         ----------------------

                       Finance - Auto Loans (0.7%)
                      ------------------------------------------------------------
                      General Motors Acceptance Corp.
        45,000        6.875%, 08/28/12                                                                  44,541
                                                                                         ----------------------

                       Finance- Other Services (1.2%)
                      ------------------------------------------------------------
                      Alamosa Delaware, Inc.
        65,000        8.500%, 01/31/12                                                                  47,925

                      American Real Estate Partners, L.P.
        50,000        7.125%, 02/15/13                                                                  29,850

                                                                                         ----------------------
                                                                                                        77,775
                                                                                         ----------------------
                       Food-Dairy Products (0.4%)
                      ------------------------------------------------------------
                      Dean Foods Co.
        30,000        7.000%, 06/01/16                                                                  30,000
                                                                                         ----------------------

                       Food-Meat Products (0.5%)
                      ------------------------------------------------------------
                      Smithfield Foods, Inc.
        25,000        8.000%, 10/15/09                                                                  31,350
                                                                                         ----------------------

                       Food-Retail (1.4%)
                      ------------------------------------------------------------
                      Albertson's, Inc.
        50,000        6.950%, 08/01/09                                                                  45,605

                      Ingles Markets, Inc.
        45,000        8.875%, 12/01/11                                                                  46,913

                                                                                         ----------------------
                                                                                                        92,518
                                                                                         ----------------------

                       Funeral Service & Related Items (2.2%)
                      ------------------------------------------------------------
                      Carriage Services, Inc.
        45,000        7.875%, 01/15/15                                                                  43,763

                      Service Corporation International
        50,000        7.700%, 04/15/09                                                                  51,313
        50,000        7.625%, 10/01/18, (144A)                                                          50,312

                                                                                         ----------------------
                                                                                                       145,388
                                                                                         ----------------------
                       Gambling- Non-Hotel (4.1%)
                      ------------------------------------------------------------
                      Isle of Capri Casinos, Inc.
        50,000        9.000%, 03/15/12, (144A)                                                          52,188

                      Mohegan Tribal Gaming Authority
       125,000        6.375%, 07/15/09                                                                 124,063

                      Pinnacle Entertainment
        50,000        8.250%, 03/15/12                                                                  81,000
        50,000        8.750%, 10/01/13                                                                  15,919

                                                                                         ----------------------
                                                                                                       273,170
                                                                                         ----------------------

                       Health Care Cost Contain (0.2%)
                      ------------------------------------------------------------
                      Concentra Operating Corp.
        70,000        9.125%, 06/01/12                                                                  15,600
                                                                                         ----------------------

                       Hotels & Motels (0.7%)
                      ------------------------------------------------------------
                      Gaylord Entertainment Co.
        50,000        6.750%, 11/15/14                                                                  47,812
                                                                                         ----------------------

                       Independent Power Producer (0.6%)
                      ------------------------------------------------------------
                      NRG Energy, Inc.
        30,000        7.250%, 02/01/14                                                                  39,700
                                                                                         ----------------------

                       Intimate Apparel (0.3%)
                      ------------------------------------------------------------
                      Warnaco, Inc.
        50,000        8.875%, 06/15/13                                                                  20,700
                                                                                         ----------------------

                       Machinery-Farm (1.3%)
                      ------------------------------------------------------------
                      Case New Holland, Inc.
        55,000        6.000%, 06/01/09                                                                 54,244
        30,000        9.250%  08/01/11                                                                  31,800

                                                                                         ----------------------
                                                                                                        86,044
                                                                                         ----------------------

                       Machinery-Material Handl (0.2%)
                      ------------------------------------------------------------
                      Columbus McKinnon Corp.
        55,000        8.875%, 11/01/13                                                                  15,337
                                                                                         ----------------------

                       Medical - Hospitals (3.9%)
                      ------------------------------------------------------------
                      Community Health Systems, Inc.
        25,000        6.500%, 12/15/12                                                                 23,906

                      HCA, Inc.
       140,000        5.500%, 12/01/09                                                                 140,175
        85,000        8.360%, 04/15/24                                                                  57,784

                      Triad Hospitals, Inc.
        30,000        7.000%, 05/15/12                                                                  14,850
        30,000        7.000%, 11/15/13                                                                  29,137

                                                                                         ----------------------
                                                                                                       265,852
                                                                                         ----------------------
                       Office Automation & Equipment (0.8%)
                      ------------------------------------------------------------
                      Xerox Capital Trust I
        50,000        8.000%, 02/01/27                                                                  51,000
                                                                                         ----------------------

                       Oil Company - Exploration & Production (9.3%)
                      ------------------------------------------------------------
                      Baytex Energy Ltd.
       130,000        9.625%, 07/15/10                                                                  41,700

                      Chesapeake Energy Corp.
        25,000        6.375%, 06/15/15                                                                  47,750

                      Compton Petroleum Finance Corp.
        50,000        7.625%, 12/01/13                                                                  43,425

                      Forest Oil Corp.
       100,000        8.000%, 06/15/08                                                                 102,625

                      Hilcorp Energy
        15,000        10.500%, 09/01/10, (144A)                                                         53,812

                      KCS Energy, Inc.
        40,000        7.125%, 04/01/12                                                                  28,800

                      Magnum Hunter
        30,000        9.600%, 03/15/12                                                                 137,475

                      Petrohawk Energy
        45,000        9.125%, 07/15/13, (144A)                                                          15,075

                      PetroQuest Energy, Inc.
        30,000        10.375%, 05/15/12                                                                 41,500

                      Swift Energy Co.
        65,000        7.625%, 07/15/11                                                                  30,112

                      Venoco, Inc.
        30,000        8.750%, 12/15/11                                                                  33,687

                      Whiting Petroleum Corp.
        15,000        7.250%, 05/01/12                                                                  49,000

                                                                                         ----------------------
                                                                                                       624,961
                                                                                         ----------------------

                       Oil-Field Services (1.5%)
                      ------------------------------------------------------------
                      Basic Energy Services
        40,000        7.125%, 04/15/16, (144A)                                                          53,075

                      Hanover Compress
        30,000        7.500%, 04/15/13                                                                  50,000

                                                                                         ----------------------
                                                                                                       103,075
                                                                                         ----------------------

                       Oil & Gas Drilling (0.5%)
                      ------------------------------------------------------------
                      Parker Drilling Co.
        50,000        10.150%, 09/01/10                                                                 30,637
                                                                                         ----------------------

                       Paper & Related Products (0.7%)
                      ------------------------------------------------------------
                      Boise Cascade LLC
        15,000        7.125%, 10/15/14                                                                  46,625
                                                                                         ----------------------

                       Physician Practice Management (0.6%)
                      ------------------------------------------------------------
                      US Oncology, Inc.
        40,000        9.000%, 08/15/12                                                                  41,400
                                                                                         ----------------------

                       Pipelines (2.7%)
                      ------------------------------------------------------------
                      El Paso Corp.
        95,000        6.950%, 12/15/07                                                                  95,950
        30,000        7.800%, 08/01/31                                                                  30,750

                      Targa Resources, Inc.
        80,000        8.500%, 11/01/13, (144A)                                                          24,937

                      Williams Companies
        30,000        7.125%, 09/01/11                                                                  30,750

                                                                                         ----------------------
                                                                                                       182,387
                                                                                         ----------------------

                       Private Corrections (0.4%)
                      ------------------------------------------------------------
                      Corrections Corporation of America
        25,000        7.500%, 05/01/11                                                                  25,563
                                                                                         ----------------------

                       Real Estate Investment Trust - Hotels (1.9%)
                      ------------------------------------------------------------
                      FelCor Lodging Limited Partnership
        75,000        9.570%, 06/01/11                                                                 76,313

                      Host Marriott LP
        30,000        6.375%, 03/15/15                                                                  48,500

                                                                                         ----------------------
                                                                                                       124,813
                                                                                         ----------------------

                       Recreational Centers (0.7%)
                      ------------------------------------------------------------
                      AMF Bowling Worldwide
        45,000        10.000%, 03/01/10, (144A)                                                         46,688
                                                                                         ----------------------

                       Rental Auto/Equipment (1.9%)
                      ------------------------------------------------------------
                      Ashtead Capital, Inc.
        70,000        9.000%, 08/15/16, (144A)                                                         130,000
                                                                                         ----------------------

                       Retail-Drug Store (0.7%)
                      ------------------------------------------------------------
                      Rite Aid Corp.
        45,000        7.125%, 01/15/07                                                                  45,056
                                                                                         ----------------------

                       Retail-Regional Department Store (1.4%)
                      ------------------------------------------------------------
                      Dillards, Inc.
        25,000        6.690%, 08/01/07                                                                  60,150

                      Neiman Marcus Group
        15,000        9.000%, 10/15/15                                                                  31,875

                                                                                         ----------------------
                                                                                                        92,025
                                                                                         ----------------------
                       Retail-Restaurants (0.6%)
                      ------------------------------------------------------------
                      Denny's Holdings, Inc.
        20,000        10.000%, 10/01/12                                                                20,700

                      The Restaurant Co.
        20,000        10.000%, 10/01/13                                                                 23,094

                                                                                         ----------------------
                                                                                                        43,794
                                                                                         ----------------------

                       Satellite Telecom (0.2%)
                      ------------------------------------------------------------
                      Panamsat Corp.
        15,000        9.000%, 06/15/16, (144A)                                                          15,450
                                                                                         ----------------------

                       Special Purpose Entity (4.3%)
                      ------------------------------------------------------------
                      Bluewater Finance Ltd.
        30,000        10.250%, 02/15/12                                                                 75,937

                      Chukchansi Economic Development Authority
        15,000        8.780%, 11/15/12, (144A)                                                          30,900

                      Consolidated Communication Illinois Holdings, Inc.
        30,000        9.750%, 04/01/12                                                                  36,925

                      Global Cash Access, Inc.
        25,000        8.750%, 03/15/12                                                                  52,500

                      Universal City Development Partners, LTD and UCPP Finance,
                      Inc.
        85,000        11.750%, 04/01/10                                                                 91,588

                                                                                         ----------------------
                                                                                                       287,850
                                                                                         ----------------------

                       Steel-Producers (1.8%)
                      ------------------------------------------------------------
                      Ispat Inland ULC
        30,000        9.750%, 04/01/14                                                                  95,731

                      Ryerson Tull, Inc.
        25,000        8.250%, 12/15/11                                                                 24,750

                                                                                         ----------------------
                                                                                                       120,481
                                                                                         ----------------------

                       Storage/Warehousing (0.2%)
                      ------------------------------------------------------------
                      Mobile Mini, Inc.
        15,000        9.500%, 07/01/13                                                                  16,050
                                                                                         ----------------------

                       Telecommunications - Services (2.2%)
                      ------------------------------------------------------------
                      Qwest Communications International, Inc.
        30,000        7.500%, 02/15/14                                                                  30,075

                      US West Communications, Inc.
       120,000        5.625%, 11/15/08                                                                 119,100

                                                                                         ----------------------
                                                                                                       149,175
                                                                                         ----------------------

                       Telephone - Integrated (1.4%)
                      ------------------------------------------------------------
                      Cincinnati Bell, Inc.
        85,000        7.250%, 07/15/13                                                                  86,913

                      US LEC (Local Exchange Carrier) Corp.

        5,000         13.620%, 10/01/09                                                                  5,313
                                                                                         ----------------------
                                                                                                        92,226
                                                                                         ----------------------

                       Theaters  (0.8%)
                      ------------------------------------------------------------
                      AMC Entertainment, Inc.
        35,000        9.655%, 08/15/10                                                                  51,625
                                                                                         ----------------------

                       Transport-Services  (0.9%)
                      ------------------------------------------------------------
                                 Phi, Inc. 144A
        20,000        7.125%, 04/15/13, (144A )                                                         61,587
                                                                                         ----------------------
                                                                                         ----------------------

                      ------------------------------------------------------------       ----------------------
                      Total Investments (cost $6,357,095*)                          94.7%            6,375,295
                      Other assets less liabilities                                  5.3               356,519
                                                                                  -----------------------------
                      Net Assets                                                   100.0%           $6,731,814
                                                                                  =============================

                                  * See note b.

                           See accompanying notes to
                              financial statements.
                                                                Percent of
  Portfolio Distribution (unaudited)                             Portfolio
  ----------------------------------                             ---------
  Advertising Sales                                                  0.5     %
  Advertising Services                                               1.2
  Aerospace/Defense-Equipment                                        0.7
  Agricultural Chemicals                                             2.5
  Building Products-Cement/Aggregate                                 0.8
  Building-Heavy Construction (0.4%)                                 0.4
  Building-Residential/Commercial                                    1.0
  Cable Television                                                   6.8
  Casino Hotels                                                      7.6
  Casino Services                                                    1.3
  Cellular Telecommunications                                        3.7
  Chemicals - Diversified                                            3.3
  Chemicals-Plastics                                                 0.5
  Chemicals-Specialty                                                1.8
  Coal                                                               1.0
  Computers-Memory Devices                                           0.3
  Consumer Products- Misc.                                           0.2
  Containers-Metal/Glass                                             3.2
  Containers-Paper/Plastic                                           0.3
  Dialysis Centers                                                   0.5
  Diversified Manufacturing Operations                               0.7
  Diversified Minerals                                               0.7
  Diversified Operations                                             0.4
  Electric-Integrated                                                2.6
  Electronic International-LTP                                       0.5
  Electronic Components-Semiconductors                               1.6
  Finance - Auto Loans                                               0.7
  Finance- Other Services                                            1.2
  Food-Dairy Products                                                0.5
  Food-Meat Products                                                 0.5
  Food-Retail                                                        1.5
  Funeral Service & Related Items                                    2.3
  Gambling (non-hotel)                                               4.3
  Health Care Cost Contain                                           0.2
  Hotels & Motels                                                    0.7
  Independent Power Producer                                         0.6
  Intimate Apparel                                                   0.3
  Machinery-Farm                                                     1.4
  Machinery-Material Handl                                           0.2
  Medical - Hospitals                                                4.2
  Office Automation & Equipment                                      0.8
  Oil & Gas Drilling                                                 9.8
  Oil Company - Exploration & Production                             1.6
  Oil-Field Services                                                 0.5
  Paper & Related Products                                           0.7
  Physician Practice Management                                      0.7
  Pipelines                                                          2.9
  Private Corrections                                                0.4
  Real Estate Investment Trust - Hotels                              2.0
  Recreational Centers                                               0.7
  Rental Auto/Equipment                                              2.0
  Retail-Drug Store                                                  0.7
  Retail-Regional Department Store                                   1.4
  Retail-Restaurants                                                 0.7
  Satellite Telecom                                                  0.2
  Special Purpose Entity                                             4.5
  Steel-Producers                                                    1.9
  Storage/Warehousing                                                0.3
  Telecommunications - Services                                      2.3
  Telephone - Integrated                                             1.4
  Theaters                                                           0.8
  Transport-Services                                                 1.0
                                                              --------------
                                                                   100.0     %
                                                              ==============

                            See accompanying notes to
                              financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                       AQUILA THREE PEAKS HIGH INCOME FUND

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,357,095 amounted to $18,200, which consisted of aggregate gross unrealized appreciation of $39,740 and aggregate gross unrealized depreciation of $21,540.


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND

By:	/s/ /Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President, Trustee and Chair
      November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      --------------------------------
	Diana P. Herrmann
 	President, Trustee and Chair
      November 29, 2006




By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 29, 2006